Note 10 - Leases (Details Textual)	Sep. 30, 2019
Operating Lease, Weighted Average Remaining Lease Term	2 years 146 days
Warrington, Pennsylvania [Member]
Operating Lease, Weighted Average Remaining Lease Term	3 years